Schedule of Agreement History and Key Terms (Details)	12 Months Ended
Dec. 31, 2025
Commercial Alliance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective date	Mar. 29, 2023
Key terms	Per-account servicing fees ($26.08–$28.69/month in 2024); Company indemnified PCCU against loan losses; investment income split 75% Company / 25% PCCU.
First Amended Commercial Alliance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective date	Dec. 31, 2024
Key terms	Term extended to December 31, 2028; indemnification eliminated; per-account fees replaced by a fixed asset hosting fee (0.01 × average daily deposit balance); Company receives 100% of investment income on CRB funds; loan program income split introduced using a Constant Maturity Treasury-based yield allocation formula which was approximately 35%.
Second Amended Commercial Alliance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective date	Oct. 01, 2025
Key terms	Material economic terms agreed on or about October 1, 2025, following completion of the September 2025 Recapitalization; written agreement formally executed on February 4, 2026 following resolution of procedural and documentation matters only. Term extended to December 31, 2031; Company’s loan program income share increased from approximately 35% to up to 65%; indemnification reinstated at the Company’s 65% income share, supported by a minimum cash reserve tied to PCCU’s financial indemnification liability estimate; asset hosting fee changed to a graduated (tiered) structure; NASDAQ compliance provision added (see below).